Cover Page	Jan. 24, 2020
Cover page.
Entity File Number	1-6651
Document Type	8-K/A
Document Period End Date	Jan. 24, 2020
Entity Registrant Name	HILL-ROM HOLDINGS, INC.
Entity Incorporation, State or Country Code	IN
Entity Tax Identification Number	35-1160484
Entity Address, Address Line One	130 E. Randolph St.
Entity Address, Address Line Two	Suite 1000
Entity Address, City or Town	Chicago,
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60601
City Area Code	312
Local Phone Number	819-7200
Title of 12(b) Security	Common Stock, without par value
Trading Symbol	HRC
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000047518
Amendment Flag	true
Amendment Description	This Form 8-K/A is being filed solely to correct a typographical error in the schedule to the company’s press release dated January 24, 2020 entitled “Hill-Rom Holdings, Inc. and Subsidiaries Condensed Consolidated Statements of Cash Flows” (the “Cash Flow Statement”) which is on page 9 of Exhibit 99.1. The corrected schedule is filed with this Form 8-K/A and indicates that the Cash Flow Statement covers the Quarter Ended December 31 (not the Year Ended December 31).